UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22590

Lazard Alternative Strategies 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, NY 10112

(Address of principal executive offices) (Zip code)

Mr. Brian Simon

30 Rockefeller Plaza

New York, NY 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-632-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Lazard Alternative Strategies 1099 Fund
(A Delaware Statutory Trust)
Financial Statements
For the Six Months Ended September 30, 2012 (Unaudited)

    Lazard Alternative Strategies 1099 Fund

        (A Delaware Statutory Trust)

Administrator: BNY Mellon 400 Bellevue Parkway Wilmington, DE 19809 Tel: 800-305-0816

November 2012

Dear Investor,

Lazard Alternative Strategies 1099 Fund (the “Fund”) posted a 0.9% return over the six month period ended September 30, 2012. Since inception on November 1, 2011, the Fund has posted a return of 2.6%, net of all fees.

	April 1, 2012 to September 30, 2012	Since Inception November 1, 2011
	Total Return	Total Return
Lazard Alternative Strategies 1099 Fund[1]	0.9%	2.6%

Investment by Strategy2

For the six month period ended September 30, 2012, domestic, international and emerging equity markets were mixed. The S&P 500, Dow Jones and Nasdaq composites were up 2.3%, 1.7% and 0.8%, respectively. European markets were less consistent with the FTSE, DAX and CAC 40 returning -0.5%, +3.9% and -2.0%, respectively. Asian markets underperformed most developed markets with the Nikkei index down -12.0%. Emerging markets continued the trend with the MSCI Emerging Markets Index losing -3.7%. BRIC countries were more pronounced as Brazilian, Russian and Chinese equities fell more than -7% each. Indian equities offset the losses, gaining 7.8% for the period.

Commodity prices were mixed across most markets. Soft commodities such as coffee, corn, and soybeans all rose more than 13%. Wheat was an outlier, gaining an impressive 36%. Cotton and Sugar were equally volatile the other way, losing over 20% each. Industrial metals were mixed as well. Aluminum, Copper and Palladium were slightly

[1]	Past performance does not guarantee future results.

2 As of September 30, 2012. Allocations are subject to change.

negative for the period while Lead, Nickel, and Zinc all rose more than 3%. Precious metals such as gold and silver were up approximately 6% each. Energy commodities varied with crude oil falling more than -10% while natural gas continued its sharp reversal from 2011, gaining more than 56% off a very low base.

The U.S. Treasury yield curve fell steadily across all points. The yields farthest out on the curve fell the most as seven to thirty year yields fell more than 50 points.

The USD was mixed against key currencies. It fell -1.0% against the British Pound, appreciated 3.6% against the Euro and fell -5.9% against the Japanese Yen. The greenback was mixed against most emerging market currencies. However, outliers were gains against the South African Rand and the Brazilian Real of more than 8% in both cases.

Once again, we were broadly diversified and neither we nor our managers chased beta during the period, a theme that in the short term helps us as much as it hurt us. For the six months ended September 30, 2012, the Fund not only defended well when compared to markets and peers, but did so with lower volatility. Our positioning in contrarian macro managers dampened the downside while our relative value managers provided welcome alpha. We continue to be excited about Event Driven managers that provide asymmetric risk/return profiles.

We have not changed our view of the environment or our approach to the portfolio. The opportunities in security selection look robust, particularly with early signs of falling correlation and rising differentiation with markets responding to security specific fundamentals.

We believe the portfolio remains balanced with opportunities for both trading as well as security selection alpha and relatively little embedded market beta. We continue to identify and process new ideas through our diligence pipeline. We believe that we have made progress implementing a portfolio balanced between protecting against extreme outcomes and generating returns driven primarily by manager skill and, in the near term, intend to continue down this path.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,

Kit Boyatt	Christian Frei	Chris Heasman
Director	Director	Director
Lazard Asset Management LLC	Lazard Asset Management LLC	Lazard Asset Management LLC
Lazard Alternatives, LLC	Lazard Alternatives, LLC	Lazard Alternatives, LLC

References to underlying managers or funds should not be considered a recommendation to purchase or sell any particular underlying managers or funds. There is no assurance that any investments discussed herein will remain in the Fund’s portfolio. The investments discussed do not represent the Fund’s entire portfolio and in the aggregate may represent only a small percentage of the Fund’s portfolio holdings. It should not be assumed that any of the investments discussed were or will prove to be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the investments discussed herein. Allocations and underlying fund selection are subject to change. There is no assurance that the Fund will achieve its investment objective. The Fund has a limited operating history. The investment return and principal value of an investment in the Fund will fluctuate; an investor’s shares, when redeemed, may be worth more, or less, than their original cost.

The performance of the Fund is largely dependent on the talents and efforts of certain individuals. There can be no assurance that investment professionals responsible for managing the Fund will continue to be associated with the firm and the failure to retain such investment professionals could have an adverse effect on the Fund.

Unlike traditional mutual funds, an investment in the Fund is not liquid and no public market exists for shares of the Fund and none is expected to develop in the future. The Fund may, from time to time, offer to repurchase a certain number of shares in amounts and on terms and conditions as the Board of Trustees may determine; however, the Fund is not required to do so. Additionally, there may be substantial restrictions on a shareholder’s ability to transfer shares of the Fund.

While the Fund is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended, it is not anticipated that any of the underlying funds will be registered with the SEC, although certain of the investment advisers of such funds may be so registered. Therefore, the underlying funds may be subject to little or no regulatory supervision. An investment in the Fund is not suitable for all investors. Specifically, an investment in the Fund, and alternative investments generally, is only appropriate for experienced and sophisticated investors who are willing and able to bear the risks associated with such an investment. Investors should carefully review and consider these potential risks before investing, including those relating specifically to the Fund’s structure as a fund that invests in underlying hedge funds. Please consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For more complete information about the Fund, and to obtain a prospectus, you may call (800) 823-6300 or visit www.LazardNet.com. The prospectus contains investment objectives, risks, charges, and expenses and additional information about the Fund not included in this document. Please read the prospectus carefully before investing.

To qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code, the Fund must satisfy certain requirements, including, among others, asset diversification and income distribution. Disqualification as a RIC would have a material adverse affect on the value of the Fund’s shares and the amount of the Fund’s distributions to shareholders.

The underlying funds in which the Fund may invest are charged asset based fees by the investment managers of such funds which are generally expected to range from 1% to 3% of assets under management in addition to performance based compensation generally expected to be between 10% and 30% of annual net profits, but may vary. An investment manager of an underlying investment fund will receive performance compensation to which it is entitled irrespective of the performance of other underlying investment funds. As such, an underlying investment fund with positive performance may receive performance compensation from the Fund even if the Fund’s overall return is negative. These fees and expenses may offset the Fund’s profits.

Information and opinions presented have been obtained or derived from sources believed by Lazard to be reliable. Lazard makes no representation as to their accuracy or completeness. All opinions expressed herein are as of 30 September 2012 and are subject to change.

© 2012 Lazard Asset Management LLC

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at September 30, 2012 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (98.63%) #

Event Driven (17.88%)

Greywolf Capital Overseas Fund	$1,550,000	4.37%	$1,571,563

Litespeed Offshore Fund Ltd.	1,425,000	4.64%	1,667,426

Mudrick Distressed Opportunity Fund Offshore Ltd.	1,550,000	4.79%	1,720,842

Numen Credit Opportunities Fund Inc.	1,400,000	4.08%	1,467,942

	5,925,000		6,427,773

Long/Short (28.47%)

Bronson Point Offshore Fund Ltd.	1,000,000	2.71%	973,804

Harvey SMidCap Offshore Fund, Ltd.	1,450,000	4.12%	1,480,637

James Alpha Small Cap Fund Ltd.	1,550,000	4.20%	1,509,839

Lakewood Capital Offshore Fund Ltd.	1,525,000	4.56%	1,638,842

Occitan Feeder Fund Inc.	750,000	1.72%	616,651

Permian Fund, Ltd.	1,425,000	4.68%	1,683,215

Seminole Offshore Fund Ltd.	1,300,000	3.72%	1,335,855

Tempus Quo Offshore Fund, Ltd.	1,100,000	2.76%	991,370

	10,100,000		10,230,213

Relative Value (31.29%)

Arrowgrass International Fund, Ltd.	1,000,000	2.86%	1,029,231

Blue Mountain Credit Alternatives Fund Ltd.*	1,400,000	4.27%	1,535,382

Chenavari Multi-Strategy Credit Fund Limited	1,350,000	4.11%	1,475,478

GCA Credit Opportunities Offshore Fund, Ltd.	875,000	2.60%	933,452

Pelagus Capital Fund Inc.	1,125,000	3.17%	1,139,720

Pine River Fixed Income Fund Ltd. *	1,200,000	3.46%	1,243,560

QFR Victoria Fund, Ltd.	1,125,000	3.44%	1,234,508

Revelation Special Situations Offshore Fund Ltd.	1,000,000	2.81%	1,009,151

WAF Offshore Fund, Ltd.*	1,475,000	4.57%	1,643,960

	10,550,000		11,244,442

Tactical Trading (20.99%)

CCP Quantitative Fund Ltd.	1,375,000	4.15%	1,491,303

Diamondback Offshore Fund Ltd.	1,500,000	4.31%	1,551,345

Discovery Global Focus Fund, Ltd.**	2,000,000	6.06%	2,176,358

Keynes Leveraged Quantitative Strategies Fund	900,000	2.58%	927,456

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments at September 30, 2012 (Unaudited) (concluded)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (98.63%) # (concluded)
Tactical Trading (20.99%) (concluded)

Kohinoor Core Fund	$500,000	1.29%	$462,823

Rubicon Global Fund	1,000,000	2.60%	935,237

	7,275,000		7,544,522

Total Investments in Portfolio Funds (98.63%)	$33,850,000		35,446,950

Other Assets, Less Liabilities (1.37%)			491,637

Net Assets (100.00%)			$35,938,587

#             Non-income producing securities.

*             Portfolio Fund has investor level gate provisions (see note 4).

**           Semi-annual liquidity.

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Assets, Liabilities and Net Assets (Unaudited)

September 30, 2012
Assets

Investments in Portfolio Funds, at fair value (cost $33,850,000)	$35,446,950
Cash	3,861,465
Investments in Portfolio Funds paid in advance	1,800,000
Redemption receivable from Portfolio Funds	1,393,686
Due from affiliate	70,117
Deferred offering costs	8,920

Total assets	42,581,138

Liabilities

Subscriptions received in advance	3,273,500
Redemptions payable from contributing shareholders’ accounts	3,100,946
Advisory fee payable	141,160
Professional fees payable	39,994
Service fee payable	23,527
Board of Trustees’ fees payable	12,500
Distribution fee payable	4,705
Other accrued expenses	46,219

Total liabilities	6,642,551

Net Assets	$35,938,587

Represented by:
Share capital transactions (net)	$35,121,554
Accumulated net investment loss	(642,332)
Accumulated net realized losses	(137,585)
Accumulated net unrealized appreciation on investments	1,596,950

Net assets	$35,938,587

Net asset value per share	$102.58

Number of authorized shares	unlimited
Number of outstanding shares	350,346.081

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2012

Expenses
Advisory fee	$258,591
Professional fees	86,721
Accounting and administration fees	71,879
Organizational expenses	53,519
Service fee	43,098
Board of Trustees’ fees	25,000
Custody fees	16,969
Distribution fee	8,620
Miscellaneous	6,576

Total expenses	570,973

Expense reimbursements	(175,499)

Net investment loss	(395,474)

Net realized and unrealized gain/loss on investments in Portfolio Funds
Net realized loss from investments in Portfolio Funds	(70,018)
Net change in unrealized appreciation on investments in Portfolio Funds	869,542

Net realized and unrealized gain/loss on investments in Portfolio Funds	799,524

Net increase in net assets resulting from operations	$404,050

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2012	For the period from November 1, 2011 (Commencement of Operations) to March 31, 2012

Net assets, beginning of period	$27,697,983	$–

Operating activities
Net investment loss	(395,474)	(246,858)
Net realized loss from investments in Portfolio Funds	(70,018)	(67,567)
Net change in unrealized appreciation on investments in Portfolio Funds	869,542	727,408

Net increase in net assets resulting from operations	404,050	412,983

Share capital transactions
Proceeds from issuance of shares	10,937,500	27,285,000
Payments on redemption of shares	(3,100,946)	–

Net increase in net assets resulting from share capital transactions	7,836,554	27,285,000

Net increase in net assets	8,240,604	27,697,983

Net assets, end of period	$35,938,587*	$27,697,983

*	Includes accumulated net investment loss of $642,332.

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2012
Cash flows from operating activities:

Net increase in net assets resulting from operations	$404,050
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of Portfolio Funds, net of change in investments in Portfolio Funds paid in advance	(12,625,000)
Proceeds from redemption of Portfolio Funds, net of change in redemptions receivable from Portfolio Funds	3,147,762
Net realized loss from investments in Portfolio Funds	70,018
Net change in unrealized appreciation on investments in Portfolio Funds	(869,542)
Decrease in deferred offering costs	53,519
Decrease in due from affiliate	416,683
Decrease in professional fees payable	(13,997)
Increase in advisory fee payable	42,662
Decrease in Board of Trustees’ fees payable	(5,000)
Increase in service fees payable	7,109
Increase in distribution fee payable	1,423
Increase in other accrued expenses	7,556

Net cash used in operating activities	(9,362,737)

Cash flows from financing activities:

Capital subscriptions, net of change in subscriptions received in advance	12,431,000

Net cash provided by financing activities	12,431,000

Net decrease in cash	3,068,263
Cash at beginning of year	793,202

Cash at end of year	$3,861,465

See Accompanying Notes to Financial Statements

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited)

1.	Organization

Lazard Alternative Strategies 1099 Fund (the “Fund”) was formed on June 28, 2011 as a Delaware statutory trust, and commenced operations on November 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to achieve long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in hedge funds and other similar investment vehicles that are managed by a select group of portfolio managers (the “Portfolio Managers”) who invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund primarily invests in portfolio funds which are unregistered funds (the “Portfolio Funds”).

Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC (“LAM”), a Delaware limited liability company, serves as the Fund’s investment adviser (the “Investment Adviser” or “Lazard Alternatives”) pursuant to an investment advisory and management agreement under which it provides discretionary investment advice and day-to-day management services to the Fund (the “Advisory Agreement”).

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.   Net Asset Valuation

The net asset value of the Fund is determined as of the close of business on the last business day of each month. The Fund values interests in Portfolio Funds, valued at $35,446,950 (83.25% of total assets) as of September 30, 2012, at fair value in accordance with procedures established by the Board of Trustees of the Fund (the “Board”), which ordinarily will be the practical expedient, as defined under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement and Disclosures, determined by the Portfolio Managers and their agents in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective memoranda and articles of association, limited partnership agreements, limited liability company agreements and offering memoranda. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance-based incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ offering documents.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a.   Net Asset Valuation (continued)

If the Investment Adviser determines that the most recent value reported by a Portfolio Fund does not represent fair value or if a Portfolio Fund fails to report a value to the Fund, a fair value determination is made under procedures established by, and under the general supervision of the Board.

Fair Value Measurement:    In accordance with U.S. GAAP, the Fund applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques used to develop the measurements of fair value, and a discussion of related inputs during the period. These inputs are summarized in the three broad levels that follow.

Level 1 - Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Level 3 - Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2012.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a.   Net Asset Valuation (continued)

The following tables summarize the valuation of the Fund’s investments and the fair value hierarchy levels as of September 30, 2012:

Description	Total Fair Value at September 30, 2012	Level 1	Level 2	Level 3
Investments in Portfolio Funds
Event Driven	$6,427,773	$—	$6,427,773	$—
Long/Short	10,230,213	—	10,230,213	—
Relative Value	11,244,442	—	6,821,540	4,422,902
Tactical Trading	7,544,522	—	5,368,164	2,176,358
Total Investments in Portfolio Funds	$35,446,950	$—	$28,847,690	$6,599,260

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date) are as follows:

Description	Balance as of March 31, 2012	Realized gain/(loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers in	Transfers out	Balance as of September 30, 2012
Relative Value	$2,248,578	$–	$224,324	$1,950,000	$–	$–	$–	$4,422,902
Tactical Trading	1,101,246	–	75,112	1,000,000	–	–	–	2,176,358
Total	$3,349,824	$–	$299,436	$2,950,000	$–	$–	$–	$6,599,260

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $255,876 and is included in net change in unrealized appreciation on investments in Portfolio Funds on the Statement of Operations.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Fund as of September 30, 2012. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other similar restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2012. During the current period, certain Portfolio Funds instituted a gate or suspended redemptions. For Portfolio Funds with gates or suspended redemptions, the Investment Adviser cannot estimate when the gate will be lifted or the suspension removed.

The Portfolio Funds in the event driven strategy rely on the anticipated occurrence of particular corporate events, such as mergers and acquisitions or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a.   Net Asset Valuation (continued)

expected valuations. Because investments are situation-specific, returns may be relatively unaffected by the movements of markets, although supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 45 to 120 day notice period. All Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the long/short strategy combine long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. The long/short strategy aims at seizing opportunities in both rising and falling markets. The strategy covers a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most Portfolio Managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Strategy styles included in this category are long/short equities, short-selling only and stock picking. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. All Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative value Portfolio Managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. Three Portfolio Funds in this strategy, representing 12.30% of net assets, are subject to investor level gate provisions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The tactical trading strategy speculates on the direction of prices of equities, bonds, currencies and commodities in cash and derivatives. The returns from this type of strategy can be volatile given the liberal use of leverage, often enhanced with derivatives, and the “outright” or

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a.   Net Asset Valuation (continued)

un-hedged nature of the positions. The correlation of returns with traditional benchmarks tends to be low. The tactical trading strategy can be either system-driven or discretionary. System-driven Portfolio Managers deploy trend-following and other computer-driven models based on technical analysis of price data, while discretionary Portfolio Managers rely more on fundamental analysis, though technicals are not ignored. In either case, the Portfolio Managers’ skill is in timing the entry and exit of their positions. Global macro hedge funds and commodity trading advisors (CTAs) fall into this category. The Portfolio Funds within this strategy have monthly to semi-annual liquidity, and are generally subject to a 30 to 90 day notice period. One Portfolio Fund in this strategy, representing 6.06% of net assets, allows for semi-annual redemptions and is not currently redeemable within 90 days of September 30, 2012. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

b.   Organizational Expenses

Offering expenses of $53,519, which have been incurred through September 30, 2012, have been presented as an expense in the accompanying Statement of Operations. Organizational expenses were expensed at the time they were incurred; offering costs are amortized over a period of twelve months.

c.   Investment Income and Expense

Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

d.   Gains and Losses

Realized gains and losses are calculated on a specific identification method.

e.   Fund Expenses

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; and expenses of meetings of the Board. The Fund also bears the management fee paid to the Investment Adviser. The Fund also bears the service fee and distribution fee paid to Lazard Asset Management Securities LLC (“LAM Securities”). Expenses are recorded on the accrual basis.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

f.  Dividends and Distributions

The amount of any dividends the Fund pays will vary over time, depending on market conditions, the composition of the Fund’s investment portfolio, the Fund’s expenses, any distributions made to the Fund by Portfolio Funds, and applicable distribution requirements imposed on the Fund by Subchapter M under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may realize capital gains on the redemption or sale of its interests in Portfolio Funds. If it does, the Fund may make distributions out of any net short-term capital gains (taxable at ordinary income rates) or long-term capital gains, normally in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Dividends and distributions are generally taxable to shareholders.

g.   Income Taxes

The Fund is classified as an association taxable as a corporation for federal income tax purposes and intends to qualify as a regulated investment company under Subchapter M under the Code. The Fund also intends to distribute substantially all of its investment company taxable income and net capital gains. Therefore, no provision for the payment of federal, state or local taxes has been made. The Fund may be subject to withholding taxes on certain dividends. The Fund’s tax returns will remain open for examination by tax authorities for a period of three years from when they are filed. The Fund is subject to examination by U.S. federal tax authorities and various state tax authorities. The Fund’s tax year-end is October 31. The first year-end subject to examination will be October 31, 2012.

The Fund follows the authoritative guidance for uncertainty in income taxes included in the FASB ASC 740, Income Taxes. This guidance requires the Fund to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Fund recording a tax liability that would reduce net assets.

The Fund reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Fund has determined the major tax jurisdictions where the Fund is organized and where the Fund makes investments; however, no reserves for uncertain tax positions were required for any of the Fund’s open tax years. As a result, no other income tax liability or

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

g.   Income Taxes (continued)

expense has been recorded in the accompanying financial statements. The Fund recognizes tax related interest and penalties, if applicable, as a component of income tax expense. For the six months ended September 30, 2012, no such amounts were recognized.

h.   Cash

At September 30, 2012, $3,861,465 was held in a non-interest bearing account at The Bank of New York Mellon.

i.   Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting six months. Actual results could differ from these estimates.

3.	Management Fee, Related Party and Other Transactions

Lazard Alternatives provides certain management, administration and other services to the Fund, including support services to the Fund, monitoring relations and communications between investors and the Fund, maintaining and preserving certain records of the Fund, assisting in the preparation of, and reviewing and approving filings with state and federal regulators, monitoring compliance with regulatory requirements, and reviewing and arranging for payment of the Fund’s expenses. As the Investment Adviser, Lazard Alternatives is also responsible for managing the Fund’s assets and selecting Portfolio Funds and Portfolio Managers. In consideration for such services, the Fund pays Lazard Alternatives a quarterly management fee of 0.375%, computed monthly at the rate of 0.125% (1.50% on an annualized basis) of the Fund’s net assets.

The Investment Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund) to the extent necessary to limit the ordinary expenses of the Fund to 2.30% per annum of the Fund’s average monthly net assets for the Fund’s first year of operations. As of September 30, 2012, the Fund has recorded a receivable from the Investment Adviser relating to such expense limitation in the amount of $70,117.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

3.	Management Fee, Related Party and Other Transactions (continued)

The Fund pays LAM Securities an ongoing quarterly distribution fee, computed monthly, of 0.0125% (0.05% on an annualized basis) of the net assets of the Fund, as compensation for the sale and marketing of the Fund’s shares. The Fund also pays LAM Securities an ongoing quarterly service fee of 0.0625% (0.25% on an annualized basis).

Each member of the Board (“Trustee”) who is not an “interested person” (as defined by the 1940 Act) of the Fund (“Independent Trustees”) receives an annual retainer of $6,000 plus a fee for each meeting attended. As of September 30, 2012, one Trustee is an “interested person” of the Fund. All Independent Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

At September 30, 2012, the Investment Adviser had an investment in the Fund of $23,004,093, which is equal to approximately 64.01% of the net assets of the Fund.

4.	Securities Transactions

Aggregate purchases and proceeds from redemption of Portfolio Funds for the six months ended September 30, 2012 amounted to $13,025,000 and $2,979,982, respectively. The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds. The allocated taxable income is reported to the Fund by the Portfolio Funds.

Certain Portfolio Funds may suspend redemptions or invoke a gate limiting the ability of the Fund to redeem from such Portfolio Funds. As of September 30, 2012, certain Portfolio Funds with a fair value of $4,422,902 (12.48% of total investments in Portfolio Funds) had investor level gate provisions. As of September 30, 2012, a Portfolio Fund, with a fair value of $2,176,358 (6.14% of total investments in Portfolio Funds), only allows semi-annual redemptions.

5.	Offering of Fund Shares; Quarterly Repurchase Offers

Shares may be purchased generally as of the first business day of each calendar month, except that the Fund may offer Shares (defined below) more or less frequently as determined by the Board. Shares are offered at their net asset value per Share, and each Share subscribed for represents a capital contribution to the Fund in that amount. Generally, the minimum initial investment in Shares by an investor is $25,000 and subsequent investments must be at least $10,000. However, various third parties who distribute Shares or otherwise invest in Shares on behalf of their clients may impose higher minimum investment amounts.

The Investment Adviser expects that generally it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders on a quarterly basis as of March 31st, June 30th, September 30th, and December 31st of each year.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

6. Portfolio Funds

The following is a summary of the investment objectives and liquidity provisions of the Portfolio Funds that exceed 5% of the Fund’s share capital at September 30, 2012, as stated in such Portfolio Fund’s offering documents.

Discovery Global Focus Fund, Ltd. seeks high total returns through investment positions in equity, debt, derivatives and currencies across global markets, with emphasis on emerging market investments. Discovery Global Focus Fund, Ltd. allows semi-annual redemptions, upon 90 days notice.

The Fund is not able to obtain complete investment holding details of each of the Portfolio Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportionate share of any investment held by a Portfolio Fund exceeds 5% of the net assets of the Fund as of September 30, 2012.

7.	Share Capital

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value (“Shares”). All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.

Transactions for the six months ended September 30, 2012 were as follows:

Number of shares issued	108,009.268
Number of shares redeemed	(30,229.461)

Net increase (decrease) in shares outstanding	77,779.807
Shares outstanding, at beginning of period	272,566.274

Shares outstanding, at end of period	350,346.081

8.	Risk Factors

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

The Fund maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

8.	Risk Factors (continued)

To satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Fund may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund’s outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Fund may purchase non-voting securities of, or waive its right to vote securities in, certain Portfolio Funds. In cases where the Fund purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Fund’s and its shareholders’ interests.

Some of the Portfolio Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called “side pockets”, sub-funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity that an investment in the Portfolio Funds may provide.

Were the Fund to seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund fully liquidates its interest in the Portfolio Fund, the value of its remaining investment in the Portfolio Fund will fluctuate.

9.	Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Fund’s experience, the risk of loss from such claims is considered remote.

10.	Financial Highlights Information

	For the six months ended September 30, 2012 (Unaudited)	For the Period from November 1, 2011 (Commencement of Operations) to March 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$101.62	$100.00

Income (loss) from investment operations: (a)
Net investment gain/loss	(1.20)	(0.95)
Net realized and unrealized gain from investments	2.16	2.57

Total from investment operations	0.96	1.62

Net asset value at end of period	$102.58	$101.62

Lazard Alternative Strategies 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements – September 30, 2012 (Unaudited) (continued)

10.	Financial Highlights Information (continued)

	For the six months ended September 30, 2012 (Unaudited)	For the Period from November 1, 2011 (Commencement of Operations) to March 31, 2012
Ratios and Supplemental Data:
Total return (b)	0.95%	1.62%

Portfolio turnover rate (b)	9.50%	9.44%

Ratios to average net assets: (c)
Net investment loss	(2.30%)	(2.30)%

Total expenses	3.16%	5.33%
Expense waiver	(0.86%)	(3.03)%

Net expenses after waiver	2.30%	2.30%

(a)	Based upon average shares outstanding.
(b)	Not annualized.
(c)	Annualized, except for offering costs.

11.	Subsequent Events

The Investment Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than additional capital contributions of $5,960,500 that were recorded through November 1, 2012, of which $3,273,500 is included as subscriptions received in advance on the Statement of Assets, Liabilities and Net Assets.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lazard Alternative Strategies 1099 Fund

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, Chief Executive Officer
(principal executive officer)

Date	11/15/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, Chief Executive Officer
(principal executive officer)

Date	11/15/12

By (Signature and Title)*	/s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer
(principal financial officer)

Date	11/15/12

* Print the name and title of each signing officer under his or her signature.